Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have never granted and do not currently grant awards of options, share appreciation rights, or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event we determine to grant awards of such options, the Board and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In the event we determine to grant awards of such options, the Board and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.
MNPI Disclosure Timed for Compensation Value	false